Troubled Debt Restructures (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Breakdown of Types of Concessions Made by Loan Class

For the twelve months ended December 31, 2020, 2019 and 2018, the following table presents a breakdown of the types of concessions made by loan class:

Year Ended December 31, 2020
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	1	$649	$649
Real estate - commercial	1	829	829
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	4	486	486
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	6	$1,964	$1,964
Total	6	$1,964	$1,964

Year Ended December 31, 2019
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	1	$50	$4
Real estate - commercial	1	1,629	838
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	3	261	219
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	5	$1,940	$1,061
Total	5	$1,940	$1,061

Year Ended December 31, 2018
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	434	387
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	6	$434	$387
Total	6	$434	$387

Schedule of Status of Types of Debt Restructuring

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2020, 2019 and 2018:

	Paid In Full		Paying as restructured		Converted to non-accrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2020
Below market interest rate	—	$—	1	$219	—	$—	—	$—
Extended payment terms	—	—	—	—	—	—	—	—
Other	5	374	5	1,745	—	—	1	41
Total	5	$374	6	$1,964	—	$—	1	$41

	Paid In Full		Paying as restructured		Converted to non-accrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2019
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	1	37	5	1,940	—	—	—	—
Total	1	$37	5	$1,940	—	$—	—	$—

	Paid In Full		Paying as restructured		Converted to non-accrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2018
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	8	1,056	6	434	—	—	1	242
Total	8	$1,056	6	$434	—	$—	1	$242

As of December 31, 2020, the Company’s remaining modified loans for COVID-19 related reasons are disclosed in the table below:

	Interest only		Payment deferral		Other		Total COVID-19 modifications
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
(dollars in thousands)
December 31, 2020

Commercial	—	$—	—	$—	—	$—	—	$—
Real estate - commercial	1	4,224	1	126	—	—	2	4,350
Other real estate construction	—	—	—	—	—	—	—	—
Other loans	—	—	—	—	—	—	—	—
Real estate – residential	—	—	—	—	—	—	—	—
Home equity	—	—	—	—	—	—	—	—
Consumer loans	—	—	1	12	—	—	1	12
Total	1	4,224	2	138	—	—	3	4,362